Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Remainder 2022	$ 2,547
2023	10,190
2024	10,190
2025	66,190
2026	10,190
2027	10,190
2028 and thereafter	2,425,273
Total	$ 2,534,770	$ 2,794,108